Equity (Details) - Schedule of basic and diluted earnings per share $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CLP ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CLP ($) $ / shares shares	Dec. 31, 2019 $ / shares
a) Basic earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 845,645		$ 547,614		$ 619,091
Weighted average number of outstanding shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Basic earnings per share (in Ch$)		$ 4,487		$ 2.906		$ 3.285
Basic earnings per share from continuing operations (in Ch$)		4,487		2.906		3.276
Basic earnings per share from discontinued operations (in Ch$) (in Pesos per share)					$ 0.009
b) Diluted earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 845,645		$ 547,614		$ 619,091
Weighted average number of outstanding shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Adjusted number of shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Diluted earnings per share (in Ch$)		4,487		2,906		3,285
Diluted earnings per share from continuing operations (in Ch$)		$ 4,487		$ 2,906		$ 3,276
Diluted earnings per share from discontinued operations (in Ch$) (in Pesos per share)					$ 0.009